RIGHT-OF-USE ASSETS AND LEASE LIABILITIES - Summary Of Right of Use Asset (Details) $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1, 2021	$ 867
Additions	327
Balance at June 30, 2021	1,194
Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1, 2021	975
Additions	460
Balance at June 30, 2021	1,435
Accumulated Amortization [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1, 2021	(108)
Additions	(133)
Balance at June 30, 2021	$ (241)